Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Tax assets expected to be recovered through future taxable earnings	$ 32	$ 109